IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION "FUND FEES & EXPENSES" OF THE IXIS ADVISOR EQUITY FUNDS CLASSES A, B AND C PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ----------------------------------
                        IXIS U.S. DIVERSIFIED PORTFOLIO *
----------------------- ----------------------------------
----------------------- ---------- ----------- -----------
                         CLASS A    CLASS B     CLASS C
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Management fees           0.90%      0.90%       0.90%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Distribution and/or
service (12b-1) fees      0.25%     1.00%**     1.00%**
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Other expenses+           0.51%      0.51%       0.51%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Total annual fund
operating expenses        1.66%      2.41%       2.41%
----------------------- ---------- ----------- -----------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
+ Other expenses have been restated to reflect contractual changes to the Transfer Agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year               $734      $ 744     $ 244      $ 344     $ 244
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years           $ 1,068    $ 1,051     $ 751      $ 751     $ 751
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years           $ 1,425    $ 1,485   $ 1,285    $ 1,285   $ 1,285
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 2,427    $ 2,561   $ 2,561    $ 2,746   $ 2,746
---------------- --------- ---------- --------- ---------- ---------

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.





                                                                      SP260-0605

                         IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Class Y Prospectus dated May 1, 2005, as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.


EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE IN THE "FUND FEES & EXPENSES" SECTION OF THE PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------- -------------------------
                                   IXIS U.S. DIVERSIFIED
                                         PORTFOLIO*
--------------------------------- -------------------------
-----------------------------------------------------------
                                         CLASS Y
-----------------------------------------------------------
-----------------------------------------------------------
Management fees                           0.90%
-----------------------------------------------------------
-----------------------------------------------------------
Distribution and/or service               0.00%
(12b-1) fees
-----------------------------------------------------------
-----------------------------------------------------------
Other expenses+                           0.29%
-----------------------------------------------------------
-----------------------------------------------------------
Total annual fund operating               1.19%
expenses
-----------------------------------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.
+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------

---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $121
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $378
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $654
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1,443
---------------- ---------------------------------------------------

                         * Reflects current fees and expenses.


                                                                      SP263-0605

                         IXIS U.S. DIVERSIFIED PORTFOLIO
           (FORMERLY NAMED CDC NVEST STAR ADVISERS FUND) (THE "FUND")

Supplement dated June 16, 2005 to the IXIS Advisor Equity Funds Classes A, B and C Prospectus and IXIS Advisor Equity Funds Class Y Prospectus, each dated May 1, 2005, each as may be revised and supplemented from time to time

On May 20, 2005, the Board of Trustees of the IXIS Advisor Funds approved a reduction in the advisory fee of the Fund from 1.05% of the first $750 million of the average daily net assets of the Fund and 0.95% thereafter to 0.90% of the first $1 billion of the average daily net assets of the Fund and 0.80% thereafter, effective July 1, 2005.

EFFECTIVE JULY 1, 2005, THE ANNUAL FUND OPERATING EXPENSES TABLE AND THE EXAMPLE TABLE WITHIN THE SECTION"FUND FEES & EXPENSES" OF EACH PROSPECTUS ARE AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE IXIS U.S. DIVERSIFIED PORTFOLIO:

IXIS ADVISOR EQUITY FUNDS CLASSES A, B AND C PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

----------------------- ----------------------------------
                        IXIS U.S. DIVERSIFIED PORTFOLIO *
----------------------- ----------------------------------
----------------------- ---------- ----------- -----------
                         CLASS A    CLASS B     CLASS C
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Management fees           0.90%      0.90%       0.90%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Distribution and/or
service (12b-1) fees      0.25%     1.00%**     1.00%**
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Other expenses+           0.51%      0.51%       0.51%
----------------------- ---------- ----------- -----------
----------------------- ---------- ----------- -----------
Total annual fund
operating expenses        1.66%      2.41%       2.41%
----------------------- ---------- ----------- -----------

* Expense information in the table has been restated to reflect current fees and expenses.
** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules of the National Association of Securities Dealers, Inc.
+ Other expenses have been restated to reflect contractual changes to the Transfer Agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- --------- -------------------- --------------------
                 CLASS A         CLASS B              CLASS C
---------------- --------- -------------------- --------------------
---------------- --------- ---------- --------- ---------- ---------
                              (1)       (2)        (1)       (2)
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
1 year               $734      $ 744     $ 244      $ 344     $ 244
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
3 years           $ 1,068    $ 1,051     $ 751      $ 751     $ 751
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
5 years           $ 1,425    $ 1,485   $ 1,285    $ 1,285   $ 1,285
---------------- --------- ---------- --------- ---------- ---------
---------------- --------- ---------- --------- ---------- ---------
10 years**        $ 2,427    $ 2,561   $ 2,561    $ 2,746   $ 2,746
---------------- --------- ---------- --------- ---------- ---------

(1)  Assumes redemption at end of period.
(2)  Assumes no redemption at end of period.
*    Reflects current fees and expenses.
** Class B shares automatically convert to Class A shares after 8 years; therefore, in years 9 and 10 Class B amounts are calculated using Class A expenses.

IXIS ADVISOR EQUITY FUNDS CLASS Y PROSPECTUS

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------- -------------------------
                                   IXIS U.S. DIVERSIFIED
                                         PORTFOLIO*
--------------------------------- -------------------------
-----------------------------------------------------------
                                         CLASS Y
-----------------------------------------------------------
-----------------------------------------------------------
Management fees                           0.90%
-----------------------------------------------------------
-----------------------------------------------------------
Distribution and/or service               0.00%
(12b-1) fees
-----------------------------------------------------------
-----------------------------------------------------------
Other expenses+                           0.29%
-----------------------------------------------------------
-----------------------------------------------------------
Total annual fund operating               1.19%
expenses
-----------------------------------------------------------

* Expense information in the table has been restated to reflect current fees and expenses.
+ Other expenses have been restated to reflect contractual changes to the transfer agency fees for the Fund effective January 1, 2005.

EXAMPLE*

---------------- ---------------------------------------------------
                          IXIS U.S. DIVERSIFIED PORTFOLIO*
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
                                      CLASS Y
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------

---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
1 year                                  $121
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
3 years                                 $378
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
5 years                                 $654
---------------- ---------------------------------------------------
---------------- ---------------------------------------------------
10 years                               $1443
---------------- ---------------------------------------------------

                         * Reflects current fees and expenses.